Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 54.9%
Communication Services 4.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	12,200	187,148
BCE, Inc.	4,450	186,589
Deutsche Telekom AG (Registered)	7,228	123,071
Orange SA	3,130	28,251
Spark New Zealand Ltd.	26,367	73,694
Swisscom AG (Registered)	59	27,596
Telefonica Deutschland Holding AG	45,745	92,446
Telefonica SA	67,146	221,249
Telstra Corp., Ltd.	62,812	152,343
TELUS Corp.	7,778	154,451
Verizon Communications, Inc.	6,894	261,765
		1,508,603
Entertainment 0.3%
iQIYI, Inc. (ADR)*	8,600	23,306
Netflix, Inc.*	300	70,632
Nintendo Co., Ltd.	1,560	63,297
Sea Ltd. (ADR)*	2,400	134,520
		291,755
Interactive Media & Services 1.7%
Alphabet, Inc. "A"*	6,000	573,900
Alphabet, Inc. "C"*	5,780	555,747
JOYY, Inc. (ADR)	5,200	135,200
Kakaku.com, Inc.	2,000	33,868
Kanzhun Ltd. (ADR)*	3,700	62,456
Meta Platforms, Inc. "A"*	2,100	284,928
		1,646,099
Media 0.3%
Comcast Corp. "A"	7,638	224,023
Interpublic Group of Companies, Inc.	3,992	102,195
Omnicom Group, Inc.	500	31,545
		357,763
Wireless Telecommunication Services 0.7%
America Movil SAB de CV "L" (ADR)	6,000	98,820
SoftBank Corp.	21,101	210,978
Tele2 AB "B"	8,032	69,361
Vodafone Group PLC	267,003	298,501
		677,660
Consumer Discretionary 4.6%
Automobiles 1.2%
Tesla, Inc.*	3,054	810,074
Toyota Motor Corp.	2,400	31,067
Volkswagen AG	2,700	353,098
		1,194,239

Hotels, Restaurants & Leisure 0.4%
Airbnb, Inc. "A"*	400	42,016
Darden Restaurants, Inc.	300	37,896
Evolution AB 144A	411	32,573
La Francaise des Jeux SAEM 144A	1,076	31,884
McDonald's Corp.	510	117,678
Restaurant Brands International, Inc.	1,812	96,388
Starbucks Corp.	889	74,907
		433,342
Household Durables 0.1%
Garmin Ltd.	942	75,652
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.*	8,420	951,460
DoorDash, Inc. "A"*	600	29,670
Meituan (ADR)*	1,800	75,870
Pinduoduo, Inc. (ADR)*	2,200	137,676
		1,194,676
Multiline Retail 0.2%
Next PLC	467	24,821
Target Corp.	441	65,440
Wesfarmers Ltd.	3,774	101,400
		191,661
Specialty Retail 1.2%
Best Buy Co., Inc.	1,600	101,344
Chow Tai Fook Jewellery Group Ltd.	64,400	120,649
H & M Hennes & Mauritz AB "B"	3,818	35,393
Home Depot, Inc.	1,612	444,815
Lowe's Companies, Inc.	1,139	213,916
TJX Companies, Inc.	3,700	229,844
		1,145,961
Textiles, Apparel & Luxury Goods 0.3%
Kering SA	177	77,889
LVMH Moet Hennessy Louis Vuitton SE	89	52,156
NIKE, Inc. "B"	500	41,560
VF Corp.	3,200	95,712
		267,317
Consumer Staples 4.7%
Beverages 1.0%
Ambev SA (ADR)	154,400	436,952
Coca-Cola Co.	5,382	301,500
PepsiCo, Inc.	1,206	196,891
		935,343
Food & Staples Retailing 0.7%
Costco Wholesale Corp.	200	94,454
Jeronimo Martins SGPS SA	9,160	170,729
Kesko Oyj "B"	4,659	86,842
Walgreens Boots Alliance, Inc.	3,920	123,088
Walmart, Inc.	1,643	213,097
		688,210
Food Products 0.4%
Kraft Heinz Co.	1,200	40,020

Nestle SA (Registered)	2,465	265,697
Wilmar International Ltd.	45,939	122,433
		428,150
Household Products 0.4%
Kimberly-Clark Corp.	855	96,222
Procter & Gamble Co.	2,240	282,800
		379,022
Personal Products 0.2%
Unilever PLC	5,434	239,465
Tobacco 2.0%
British American Tobacco PLC	16,424	589,452
Imperial Brands PLC	14,178	292,802
Japan Tobacco, Inc.	41,300	677,892
Philip Morris International, Inc.	5,002	415,216
		1,975,362
Energy 3.4%
Oil, Gas & Consumable Fuels
Chevron Corp.	3,153	452,991
Enbridge, Inc.	16,100	596,983
Exxon Mobil Corp.	7,800	681,018
Kinder Morgan, Inc.	4,300	71,552
ONEOK, Inc.	5,900	302,316
Phillips 66	2,000	161,440
Suncor Energy, Inc.	3,500	98,563
TC Energy Corp.	4,695	189,112
TotalEnergies SE	9,995	469,015
Ultrapar Participacoes SA (ADR)	18,300	40,077
Valero Energy Corp.	500	53,425
Williams Companies, Inc.	9,000	257,670
		3,374,162
Financials 9.4%
Banks 4.8%
Australia & New Zealand Banking Group Ltd.	5,458	79,195
Banco Bilbao Vizcaya Argentaria SA	11,057	49,551
Banco de Chile (ADR)	3,800	67,146
Banco Santander Chile (ADR)	8,000	112,080
Bancolombia SA (ADR)	4,200	102,354
Bank Leumi Le-Israel BM	45,811	393,336
Bank of America Corp.	1,500	45,300
Bank of Montreal	1,484	130,067
Bank of Nova Scotia	3,515	167,181
BOC Hong Kong Holdings Ltd.	9,000	29,911
Canadian Imperial Bank of Commerce	3,340	146,188
Citizens Financial Group, Inc.	1,100	37,796
Commonwealth Bank of Australia	2,567	148,203
Fifth Third Bancorp.	5,000	159,800
Huntington Bancshares, Inc.	41,576	547,972
JPMorgan Chase & Co.	4,145	433,153
KB Financial Group, Inc. (ADR)	5,400	162,756
M&T Bank Corp.	200	35,264
Mizrahi Tefahot Bank Ltd.	6,232	219,310
Nordea Bank Abp	61,875	530,222
PNC Financial Services Group, Inc.	799	119,387

Royal Bank of Canada	1,200	108,042
Shinhan Financial Group Co. Ltd. (ADR)	2,500	57,500
Skandinaviska Enskilda Banken AB "A"	3,544	33,854
Swedbank AB "A"	3,318	43,583
Toronto-Dominion Bank	6,410	393,134
Truist Financial Corp.	2,980	129,749
U.S. Bancorp.	1,620	65,318
Westpac Banking Corp.	9,835	129,824
		4,677,176
Capital Markets 1.8%
BlackRock, Inc.	237	130,416
Blackstone, Inc.	9,533	797,912
Charles Schwab Corp.	1,500	107,805
CME Group, Inc.	1,800	318,834
Daiwa Securities Group, Inc.	35,000	136,860
Julius Baer Group Ltd.	954	41,497
Morgan Stanley	1,200	94,812
Partners Group Holding AG	65	52,310
T. Rowe Price Group, Inc.	1,000	105,010
		1,785,456
Diversified Financial Services 0.7%
Apollo Global Management, Inc.	6,056	281,604
Investor AB "B"	24,155	353,194
Mitsubishi HC Capital, Inc.	14,500	62,362
		697,160
Insurance 2.1%
Ageas SV	4,759	173,028
Allianz SE (Registered)	663	103,890
Assicurazioni Generali SpA	27,938	381,782
AXA SA	8,686	190,388
Hannover Rueck SE	1,826	273,875
Legal & General Group PLC	109,543	261,606
Ping An Insurance Group Co. of China Ltd. (ADR)	4,700	46,577
Poste Italiane SpA 144A	30,047	227,850
Zurich Insurance Group AG	1,087	432,077
		2,091,073
Health Care 6.5%
Biotechnology 1.0%
AbbVie, Inc.	3,660	491,208
Amgen, Inc.	1,292	291,217
Gilead Sciences, Inc.	1,800	111,042
Zai Lab Ltd. (ADR)*	1,900	64,980
		958,447
Health Care Equipment & Supplies 0.5%
Abbott Laboratories	2,058	199,132
Coloplast AS "B"	310	31,545
Intuitive Surgical, Inc.*	200	37,488
Masimo Corp.*	800	112,928
Medtronic PLC	1,489	120,237
		501,330
Health Care Providers & Services 0.9%
Cigna Corp.	500	138,735
CVS Health Corp.	2,169	206,857

Elevance Health, Inc.	100	45,424
UnitedHealth Group, Inc.	894	451,506
		842,522
Life Sciences Tools & Services 0.0%
Danaher Corp.	100	25,829
Pharmaceuticals 4.1%
AstraZeneca PLC	571	62,857
Bristol-Myers Squibb Co.	4,939	351,113
Chugai Pharmaceutical Co., Ltd.	5,117	128,426
Eli Lilly & Co.	579	187,220
GSK PLC	25,566	370,781
Hikma Pharmaceuticals PLC	4,196	63,196
Johnson & Johnson	2,556	417,548
Merck & Co., Inc.	7,986	687,754
Novartis AG (Registered)	2,694	204,779
Novo Nordisk AS "B"	2,993	297,780
Pfizer, Inc.	12,067	528,052
Roche Holding AG (Genusschein)	702	228,589
Sanofi	2,523	192,686
Takeda Pharmaceutical Co., Ltd.	13,473	349,846
		4,070,627
Industrials 3.9%
Aerospace & Defense 0.2%
Lockheed Martin Corp.	200	77,258
Raytheon Technologies Corp.	2,015	164,948
		242,206
Air Freight & Logistics 0.5%
Deutsche Post AG (Registered)	3,769	112,754
FedEx Corp.	400	59,388
Nippon Express Holdings, Inc.	1,400	71,261
United Parcel Service, Inc. "B"	1,602	258,787
		502,190
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	2	5
Construction & Engineering 0.0%
Bouygues SA	1,049	27,469
Electrical Equipment 0.3%
Eaton Corp. PLC	1,016	135,494
Emerson Electric Co.	1,626	119,055
		254,549
Industrial Conglomerates 0.5%
3M Co.	3,104	342,992
Honeywell International, Inc.	699	116,712
Siemens AG (Registered)	833	81,318
		541,022
Machinery 1.3%
Atlas Copco AB "A"	6,359	59,311
Atlas Copco AB "B"	3,731	30,983
Caterpillar, Inc.	1,300	213,304
Cummins, Inc.	1,879	382,395
Deere & Co.	100	33,389
Illinois Tool Works, Inc.	200	36,130

PACCAR, Inc.	5,400	451,926
SKF AB "B"	2,306	30,904
Techtronic Industries Co., Ltd.	7,000	66,753
		1,305,095
Marine 0.2%
Kuehne & Nagel International AG (Registered)	776	157,535
Professional Services 0.1%
Nihon M&A Center Holdings, Inc.	4,500	51,701
Thomson Reuters Corp.	473	48,555
		100,256
Road & Rail 0.4%
Aurizon Holdings Ltd.	13,618	29,965
Canadian National Railway Co.	1,000	107,996
MTR Corp. Ltd.	12,500	57,249
Union Pacific Corp.	941	183,326
		378,536
Trading Companies & Distributors 0.4%
Fastenal Co.	4,618	212,613
Mitsubishi Corp.	5,209	142,442
Sumitomo Corp.	2,300	28,589
		383,644
Information Technology 12.4%
Communications Equipment 0.3%
Cisco Systems, Inc.	7,724	308,960
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	2,005	58,185
IT Services 2.5%
Adyen NV 144A*	56	69,836
Automatic Data Processing, Inc.	841	190,226
Block, Inc.*	1,358	74,676
Cloudflare, Inc. "A"*	1,800	99,558
Fidelity National Information Services, Inc.	400	30,228
Fujitsu Ltd.	300	33,023
Infosys Ltd. (ADR)	10,200	173,094
International Business Machines Corp.	2,602	309,144
Mastercard, Inc. "A"	676	192,214
MongoDB, Inc.*	500	99,280
Paychex, Inc.	3,595	403,395
PayPal Holdings, Inc.*	965	83,057
Shopify, Inc. "A"*	3,320	89,384
Snowflake, Inc. "A"*	300	50,988
Twilio, Inc. "A"*	1,207	83,452
Visa, Inc. "A"	1,400	248,710
Western Union Co.	20,700	279,450
		2,509,715
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	2,000	126,720
Analog Devices, Inc.	1,144	159,405
ASML Holding NV	171	71,826
Broadcom, Inc.	949	421,365
Enphase Energy, Inc.*	555	153,996
Intel Corp.	4,071	104,910

KLA Corp.	479	144,960
Lam Research Corp.	256	93,696
Monolithic Power Systems, Inc.	400	145,360
NVIDIA Corp.	2,548	309,302
QUALCOMM, Inc.	2,484	280,642
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,000	411,360
Texas Instruments, Inc.	2,204	341,135
Tokyo Electron Ltd.	626	154,389
United Microelectronics Corp. (ADR) (a)	135,900	756,963
		3,676,029
Software 3.3%
Adobe, Inc.*	500	137,600
Bill.com Holdings, Inc.*	500	66,185
Crowdstrike Holdings, Inc. "A"*	961	158,383
Datadog, Inc. "A"*	400	35,512
HubSpot, Inc.*	200	54,024
Intuit, Inc.	430	166,548
Microsoft Corp.	7,766	1,808,701
Oracle Corp.	2,714	165,744
Oracle Corp. Japan	1,800	95,440
RingCentral, Inc. "A"*	2,300	91,908
Salesforce, Inc.*	500	71,920
ServiceNow, Inc.*	458	172,945
Trade Desk, Inc. "A"*	2,950	176,263
Unity Software, Inc.*	800	25,488
Zscaler, Inc.*	300	49,311
		3,275,972
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	16,209	2,240,084
Canon, Inc.	1,700	37,283
HP, Inc.	4,493	111,965
Samsung Electronics Co., Ltd. (GDR) REG S	76	70,072
		2,459,404
Materials 2.4%
Chemicals 0.9%
Air Products & Chemicals, Inc.	488	113,572
Dow, Inc.	8,634	379,292
LyondellBasell Industries NV "A"	500	37,640
Sasol Ltd. (ADR)	3,700	58,275
Tosoh Corp.	2,400	26,718
Yara International ASA	9,021	315,569
		931,066
Construction Materials 0.1%
Holcim AG	3,832	157,139
Containers & Packaging 0.3%
Amcor PLC	15,393	165,167
International Paper Co.	1,131	35,853
Packaging Corp. of America	600	67,374
		268,394
Metals & Mining 1.0%
Mineral Resources Ltd.	4,424	184,035
Newmont Corp.	2,800	117,684
Nippon Steel Corp.	17,400	241,746
Norsk Hydro ASA	8,243	44,230

Nucor Corp.	600	64,194
POSCO Holdings, Inc. (ADR)	4,300	157,423
Steel Dynamics, Inc.	500	35,475
Sumitomo Metal Mining Co., Ltd.	4,100	117,704
		962,491
Paper & Forest Products 0.1%
Mondi PLC	4,690	72,124
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITs) 1.7%
Ascendas Real Estate Investment Trust	39,765	74,252
Crown Castle, Inc.	873	126,192
Gaming and Leisure Properties, Inc.	7,500	331,800
Iron Mountain, Inc.	5,900	259,423
Mapletree Pan Asia Commercial Trust	137,500	164,263
Realty Income Corp.	2,648	154,114
Simon Property Group, Inc.	1,800	161,550
Stockland	61,774	129,230
VICI Properties, Inc.	8,462	252,591
		1,653,415
Real Estate Management & Development 0.3%
Daito Trust Construction Co. Ltd.	500	46,895
Henderson Land Development Co. Ltd.	43,000	118,427
Sino Land Co. Ltd.	64,000	84,508
Swire Pacific Ltd. "A"	13,500	100,845
		350,675
Utilities 1.1%
Electric Utilities 0.8%
American Electric Power Co., Inc.	767	66,307
HK Electric Investments & HK Electric Investments Ltd.	45,000	31,516
Iberdrola SA	10,894	101,441
Power Assets Holdings Ltd.	39,000	195,534
Red Electrica Corp. SA	1,975	30,301
Southern Co.	3,569	242,692
SSE PLC	7,519	127,236
		795,027
Multi-Utilities 0.3%
Algonquin Power & Utilities Corp.	2,300	25,125
Dominion Energy, Inc.	2,104	145,408
E.ON SE	7,056	54,101
Sempra Energy	259	38,835
		263,469
Total Common Stocks (Cost $53,754,534)		54,288,634

Preferred Stocks 2.7%
Financials 1.9%
AGNC Investment Corp., Series C, 7.0%	14,427	336,149
Fifth Third Bancorp., Series I, 6.625%	10,000	254,700
KeyCorp., Series E, 6.125%	10,000	250,600
Morgan Stanley, Series K, 5.85%	10,000	242,300
The Goldman Sachs Group, Inc., Series J, 5.5%	17,000	420,410
Wells Fargo & Co., Series Y, 5.625%	15,000	339,300
		1,843,459

Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	316,200
Prologis, Inc., Series Q, 8.54%	164	9,163
Simon Property Group, Inc., Series J, 8.375%	8,000	507,777
		833,140
Total Preferred Stocks (Cost $3,039,895)		2,676,599

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,284)	170	13,733

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 18.6%
Communication Services 1.8%
America Movil SAB de CV, 4.375%, 4/22/2049	300,000	246,162
AT&T, Inc.:
2.25%, 2/1/2032	80,000	60,494
3.65%, 6/1/2051	100,000	67,556
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	93,957
3.5%, 3/1/2042	57,000	36,167
3.7%, 4/1/2051	34,000	20,606
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	23,584
Grupo Televisa SAB, 5.25%, 5/24/2049	300,000	260,554
Netflix, Inc., 5.875%, 11/15/2028	140,000	136,609
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	145,000	125,403
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	235,332
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	90,000	81,560
3.3%, 2/15/2051	125,000	81,437
3.375%, 4/15/2029	115,000	99,358
3.6%, 11/15/2060	25,000	16,045
4.375%, 4/15/2040	60,000	48,857
5.65%, 1/15/2053	50,000	47,231
Verizon Communications, Inc.:
2.65%, 11/20/2040	40,000	26,070
3.7%, 3/22/2061	100,000	67,888
		1,774,870
Consumer Discretionary 1.0%
Ford Motor Co., 3.25%, 2/12/2032	210,000	151,269
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	230,000	190,760
2.9%, 2/16/2028	200,000	157,194
General Motors Co., 5.6%, 10/15/2032	275,000	245,478
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	58,053
3.1%, 1/12/2032	90,000	67,881
Magallanes, Inc., 144A, 5.05%, 3/15/2042	50,000	37,412
Newell Brands, Inc., 6.375%, 9/15/2027	70,000	69,316
		977,363

Consumer Staples 0.5%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	28,000	24,334
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	121,000	113,800
JBS U.S.A. Lux SA:
144A, 2.5%, 1/15/2027	260,000	222,136
144A, 5.75%, 4/1/2033	180,000	162,565
		522,835
Energy 2.2%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	200,800
Cheniere Energy Partners LP, 4.5%, 10/1/2029	175,000	154,068
Ecopetrol SA, 6.875%, 4/29/2030	300,000	251,974
Enterprise Products Operating LLC:
3.3%, 2/15/2053	90,000	58,551
4.2%, 1/31/2050	144,000	109,960
Petroleos Mexicanos, 6.7%, 2/16/2032	622,000	436,411
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	41,926
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	625,000	504,052
REG S, 3.5%, 4/16/2029	300,000	270,707
Williams Companies, Inc., 4.65%, 8/15/2032	120,000	108,918
		2,137,367
Financials 6.0%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	150,000	128,279
3.4%, 10/29/2033	150,000	108,831
Air Lease Corp., 4.125%, Perpetual (d)	200,000	137,243
Aircastle Ltd., 144A, 5.25%, Perpetual (d)	130,000	97,512
Ally Financial, Inc., 4.7%, Perpetual (d)	500,000	389,755
Ares Capital Corp., 2.875%, 6/15/2027	150,000	125,309
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	200,000	146,761
Banco Santander SA, 5.294%, 8/18/2027	400,000	376,781
Bank of America Corp.:
2.972%, 2/4/2033	200,000	156,350
4.375%, Perpetual (d)	530,000	425,325
Bank of New York Mellon Corp.:
3.7%, Perpetual (d)	180,000	158,462
3.75%, Perpetual (d)	345,000	266,512
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	110,000	83,434
3.625%, 1/15/2026	155,000	141,519
Capital One Financial Corp., 3.95%, Perpetual (d)	350,000	274,750
Citigroup, Inc.:
2.561%, 5/1/2032	40,000	30,707
3.057%, 1/25/2033	70,000	55,128
Enstar Finance LLC, 5.5%, 1/15/2042	200,000	162,317
JPMorgan Chase & Co., 3.328%, 4/22/2052	27,000	17,799
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	130,000	119,609
Liberty Mutual Group, Inc., 144A, 5.5%, 6/15/2052	50,000	43,099
Lloyds Banking Group PLC, 4.716%, 8/11/2026	200,000	192,143
Morgan Stanley, 2.484%, 9/16/2036	141,000	101,045
PNC Financial Services Group, Inc., 3.4%, Perpetual (d)	320,000	238,809
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	199,302
Societe Generale SA:
144A, 5.375%, Perpetual (d)	250,000	171,325
144A, 6.221%, 6/15/2033	225,000	199,459

State Street Corp., 4.164%, 8/4/2033	130,000	117,296
Synchrony Bank, 5.625%, 8/23/2027	250,000	239,335
The Charles Schwab Corp., Series I, 4.0%, Perpetual (d)	265,000	217,354
The Goldman Sachs Group, Inc.:
2.908%, 7/21/2042	80,000	51,436
3.8%, Perpetual (d)	170,000	131,723
Truist Financial Corp., 4.8%, Perpetual (d)	300,000	267,104
UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	131,400
Westpac Banking Corp., 5.0%, Perpetual (d)	200,000	166,010
		5,869,223
Health Care 1.6%
Centene Corp.:
2.45%, 7/15/2028	60,000	48,853
2.625%, 8/1/2031	130,000	97,978
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	300,000	249,543
CVS Health Corp., 5.05%, 3/25/2048	175,000	154,116
HCA, Inc., 5.25%, 6/15/2026	300,000	289,901
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	925,000	758,962
		1,599,353
Industrials 1.1%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	200,000	175,057
American Airlines, Inc., 144A, 5.5%, 4/20/2026	105,000	98,613
Block, Inc., 2.75%, 6/1/2026	30,000	25,784
Boeing Co., 2.196%, 2/4/2026	237,000	210,323
Delta Air Lines, Inc., 3.75%, 10/28/2029 (a)	135,000	104,895
Eaton Corp., 4.15%, 3/15/2033	80,000	72,280
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	190,000	185,968
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	250,000	241,250
		1,114,170
Information Technology 0.9%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	70,000	49,996
Dell International LLC, 5.3%, 10/1/2029	85,000	79,198
HP, Inc., 5.5%, 1/15/2033	200,000	177,484
MSCI, Inc.:
144A, 3.25%, 8/15/2033	40,000	30,889
144A, 3.625%, 9/1/2030	90,000	74,052
NXP BV:
2.65%, 2/15/2032	58,000	43,511
3.125%, 2/15/2042	60,000	38,209
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	144,729
Oracle Corp.:
3.6%, 4/1/2050	7,000	4,380
3.65%, 3/25/2041	118,000	80,172
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	200,000	173,162
		895,782
Materials 1.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030	200,000	155,024
Berry Global, Inc., 1.65%, 1/15/2027	300,000	248,762
Celanese U.S. Holdings LLC:
5.9%, 7/5/2024	225,000	221,881
6.165%, 7/15/2027	290,000	274,458

MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	249,998
Suzano Austria GmbH, 2.5%, 9/15/2028		80,000	62,571
			1,212,694
Real Estate 0.1%
Boston Properties LP, (REIT), 2.55%, 4/1/2032		75,000	55,299
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		80,000	55,700
			110,999
Utilities 2.2%
CMS Energy Corp., 3.75%, 12/1/2050		400,000	294,000
Duke Energy Corp., 3.25%, 1/15/2082		250,000	183,266
Enel Finance International NV, 144A, 5.0%, 6/15/2032		210,000	179,036
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		200,000	174,126
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	172,900
144A, 4.25%, 7/15/2024		275,000	263,347
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	14,553
3.25%, 6/1/2031		80,000	61,037
3.3%, 8/1/2040		70,000	44,811
5.45%, 6/15/2027		90,000	84,781
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	241,971
Sempra Energy, 4.125%, 4/1/2052		310,000	243,350
Southern Co., 3.75%, 9/15/2051		215,000	174,341
			2,131,519
Total Corporate Bonds (Cost $22,485,900)			18,346,175

Asset-Backed 4.8%
Automobile Receivables 0.2%
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		240,942	232,936
Miscellaneous 4.6%
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		532,407	447,682
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		1,116,562	875,926
Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047		324,700	298,563
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 4.006% (e), 7/29/2030		1,100,000	1,083,776
Octagon Investment Partners XX, “A1R”, Series 2019-4A, 144A, 3-month USD-LIBOR + 1.15%, 4.073% (e), 5/12/2031		750,000	729,376
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 3-month USD-LIBOR + 1.15%, 3.662% (e), 7/15/2032		800,000	767,292
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051		416,725	326,020
			4,528,635
Total Asset-Backed (Cost $5,277,516)			4,761,571

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		937	978
Federal National Mortgage Association:
4.5%, 9/1/2035		2,842	2,781
6.0%, 1/1/2024		1,100	1,102
Total Mortgage-Backed Securities Pass-Throughs (Cost $4,741)			4,861

Commercial Mortgage-Backed Securities 2.3%
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036		500,000	491,750

Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 7.818% (e), 12/15/2035	700,000	696,049
Credit Suisse Mortgage Trust, “A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 5.818% (e), 12/15/2035	700,000	696,740
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 6.031% (e), 1/25/2051	194,000	177,954
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	394,448	236,669
Total Commercial Mortgage-Backed Securities (Cost $2,507,881)		2,299,162

Collateralized Mortgage Obligations 1.2%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 5.234% (e), 9/25/2031	10,329	10,300
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 5.384% (e), 8/25/2031	13,771	13,736
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C06, 1-month USD- LIBOR + 2.0%, 5.084% (e), 3/25/2031	81,988	81,082
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	50,447	9,805
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 4.934% (e), 2/25/2050	459,965	452,849
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 5.134% (e), 7/25/2049	169,127	166,700
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 5.534% (e), 3/25/2049	274,917	271,720
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.24% (e), 10/25/2046	137,505	122,618
Total Collateralized Mortgage Obligations (Cost $1,150,164)		1,128,810

Government & Agency Obligations 8.4%
Sovereign Bonds 1.2%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	165,367
Indonesia Government International Bond:
2.85%, 2/14/2030	625,000	535,287
3.85%, 10/15/2030	300,000	268,457
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	200,000	168,750
		1,137,861
U.S. Treasury Obligations 7.2%
U.S. Treasury Bonds:
1.875%, 11/15/2051	510,300	337,456
2.0%, 11/15/2041	360,400	257,939
U.S. Treasury Notes:
1.5%, 2/15/2025	403,200	377,953
2.625%, 5/31/2027	1,379,800	1,295,287
2.75%, 5/31/2029	2,944,000	2,726,305
2.875%, 5/15/2032	2,285,200	2,112,739
		7,107,679
Total Government & Agency Obligations (Cost $8,970,207)		8,245,540

Short-Term U.S. Treasury Obligation 1.5%
U.S. Treasury Bills, 1.998% (f), 4/20/2023 (g) (h) (Cost $1,483,267)	1,500,000	1,470,342

	Shares	Value ($)

Exchange-Traded Funds 2.8%
SPDR Bloomberg Convertible Securities ETF (Cost $2,340,555)	43,880	2,777,604

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (i) (j) (Cost $923,528)	923,528	923,528

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 2.84% (i) (Cost $2,289,897)	2,289,897	2,289,897

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $104,258,369)	100.4	99,226,456
Other Assets and Liabilities, Net	(0.4)	(415,535)
Net Assets	100.0	98,810,921
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (i) (j)
4,062,127	—	3,138,599 (k)	—	—	19,139	—	923,528	923,528
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 2.84% (i)
1,914,561	38,209,559	37,834,223	—	—	18,302	—	2,289,897	2,289,897
5,976,688	38,209,559	40,972,822	—	—	37,441	—	3,213,425	3,213,425

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $859,747, which is 0.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At September 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At September 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/20/2022	11	1,292,569	1,232,688	(59,881)
MSCI Emerging Market Index	USD	12/16/2022	78	3,784,781	3,398,850	(385,931)
Ultra Long U.S. Treasury Bond	USD	12/20/2022	32	4,765,837	4,384,000	(381,837)
Total unrealized depreciation						(827,649)

At September 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/30/2022	19	2,112,664	2,042,648	70,016
Euro Stoxx 50 Index	EUR	12/16/2022	15	529,864	487,330	42,534
Euro-Schatz	EUR	12/8/2022	30	3,180,230	3,150,812	29,418
S&P 500 E-Mini Index	USD	12/16/2022	30	6,194,684	5,402,250	792,434
TOPIX Index	JPY	12/8/2022	1	131,553	126,857	4,696
Total unrealized appreciation						939,098
At September 30, 2022, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2023	3,200,000	USD	60,790	69	60,721
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2024	2,100,000	USD	123,208	(24)	123,232
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2028	400,000	USD	54,132	74	54,058
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2031	300,000	USD	49,150	302	48,848
Total unrealized appreciation							286,859

β	3-month LIBOR rate as of September 30, 2022 is 3.755%.

At September 30, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	434,000	USD	446,495	11/4/2022	20,246	Toronto-Dominion Bank

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	159,389	EUR	159,804	11/4/2022	(2,439)	Bank of America
USD	3,719,407	EUR	3,740,000	12/8/2022	(37,012)	Bank of America
Total unrealized depreciation					(39,451)
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,087,225	$1,394,655	$—	$4,481,880
Consumer Discretionary	3,641,918	860,930	—	4,502,848
Consumer Staples	2,200,240	2,445,312	—	4,645,552
Energy	2,905,147	469,015	—	3,374,162
Financials	4,903,157	4,347,708	—	9,250,865
Health Care	4,468,270	1,930,485	—	6,398,755
Industrials	2,944,273	948,234	—	3,892,507
Information Technology	11,826,468	461,797	—	12,288,265
Materials	1,231,949	1,159,265	—	2,391,214
Real Estate	1,285,670	718,420	—	2,004,090
Utilities	518,367	540,129	—	1,058,496
Preferred Stocks (a)	2,676,599	—	—	2,676,599
Warrants	—	—	13,733	13,733
Corporate Bonds (a)	—	18,346,175	—	18,346,175
Asset-Backed (a)	—	4,761,571	—	4,761,571
Mortgage-Backed Securities Pass-Throughs	—	4,861	—	4,861
Commercial Mortgage-Backed Securities	—	2,299,162	—	2,299,162
Collateralized Mortgage Obligations	—	1,128,810	—	1,128,810
Government & Agency Obligations (a)	—	8,245,540	—	8,245,540
Short-Term U.S. Treasury Obligation	—	1,470,342	—	1,470,342
Exchange-Traded Funds	2,777,604	—	—	2,777,604
Short-Term Investments (a)	3,213,425	—	—	3,213,425
Derivatives (b)
Futures Contracts	939,098	—	—	939,098
Interest Rate Swap Contracts	—	286,859	—	286,859
Forward Foreign Currency Contracts	—	20,246	—	20,246
Total	$48,619,410	$51,839,516	$13,733	$100,472,659

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(827,649)	$—	$—	$(827,649)
Forward Foreign Currency Contracts	—	(39,451)	—	(39,451)
Total	$(827,649)	$(39,451)	$—	$(867,100)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ 453,733
Interest Rate Contracts	$ —	$ 286,859	$ (342,284)
Foreign Exchange Contracts	$ (19,205)	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH3
R-080548-1 (1/23)